Financial instruments and risk management - Disclosure of Fair Value Measurement of Assets (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of fair value measurement of assets [line items]
Current derivative financial assets	$ 334
Financial assets at fair value, class
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	334
Level 2 | Financial assets at fair value, class
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 334